Vessels - Acquisitions and Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions	$ 60,934	$ 123,871	$ 108,840
Net proceeds from sale of vessel	42,761	0	0
Gain/(loss) on sale of vessels	$ 2,078	0	0
Suezmax tanker Pentathlon
Property Plant And Equipment [Line Items]
Date of vessel acquisition	Nov. 05, 2015
Acquisition of newly constructed vessels	$ 57,926
Suezmax tanker Eurovision
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		61,814
Suezmax tanker Euro
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		$ 59,804
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			203,908
Cash paid for vessel acquisition			$ 105,763
Handysize tanker Delphi
Property Plant And Equipment [Line Items]
Date of vessel disposal	Jul. 16, 2015
Suezmax tanker Triathlon
Property Plant And Equipment [Line Items]
Date of vessel disposal	Jul. 17, 2015
Handysize tanker Delphi and the suezmax tanker Triathlon
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessel	$ 42,761
Gain/(loss) on sale of vessels	$ 2,078